Convertible Preferred Stock, Redeemable Common Stock and Common Stock - 10Q	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock, Redeemable Common Stock and Common Stock	Convertible Preferred Stock, Redeemable Common Stock and Common Stock
Series A convertible preferred stock and Series Seed convertible preferred stock
In May 2020, the Company converted $11.7 million of principal and interest related to certain Junior Convertible Notes into 2,615,553 shares of Series Seed Stock at prices ranging from $4.28 to $4.56 per share. In May 2020, the Related Party purchased 8,771 shares of Series Seed Stock at a price of $5.70 per share for $50,000.
Throughout 2020, the Company sold 132,537 shares of Series A Stock to the Related Party for $7.168 per share for proceeds of $1.0 million. The Company also issued 33,129 warrants to purchase common stock at an exercise price of $7.168 per share to the Series A Stock holder as part of the Series A Stock financing.
In December 2020, $0.6 million in principal and accrued interest related to the Convertible Bridge Notes were converted into 78,178 shares of Series A Stock. The Company also issued 19,544 warrants to purchase common stock at an exercise price of $7.168 per share to the Series A stockholders as part of the conversion from Convertible Bridge Notes to Series A Stock.
The following is a summary of the rights, preferences, and terms of the Series A Stock and Series Seed Stock (collectively, Convertible Preferred Stock):
Distribution
Series A stockholders shall receive a non-cumulative distribution of 6% per year of the original capital contribution, which shall be payable upon the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (“Dissolution Event”), or the redemption or repurchase of any Series A Stock. Series Seed Stock does not receive a distribution right.
Liquidation
Upon a Dissolution Event, the holders of shares of Series A Stock shall receive the greater of 1.5 times the original issuance price plus any accrued distributions or the amount that such Series A stockholders would receive if the Series A Stock were converted to common stock, prior to any distribution with respect to Series Seed Stock or common stock.
After amounts paid out to the Series A stockholders upon a Dissolution Event, the Series Seed Stock then outstanding shall be entitled to be paid out in accordance with the positive balance in their capital accounts with respect to their Series Seed Stock, after giving effect to all contributions, distributions and allocations with respect to such Series Seed Stock for all periods, before any payment shall be made to the holders of common stock.
Conversion Rights
Each share of Convertible Preferred Stock is convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration, into a number of fully paid and nonassessable common stock as determined by dividing the original issue price for the Convertible Preferred Stock by the conversion price for the Convertible Preferred Stock in effect at the time of conversion, except as otherwise defined in the Operating Agreement (the “Operating Agreement”). Notwithstanding the foregoing, in the event of a liquidation, dissolution, or winding up of the Company or acquisition of the majority of the Company’s assets, the Series Seed Stock conversion right will terminate at the close of business on the last full day preceding the date fixed for the first payment of any funds and assets distributable on such event to the stockholders’ holding Series Seed Stock. No fractional common stock will be issued upon conversion of the Convertible Preferred Stock. In lieu of any fractional shares, the Company shall pay cash equal to such fraction multiplied by the fair market value of a common stock as determined in good faith by the Management Committee of the Company.
Voting Rights
In connection with the Company’s issuance of Series A Stock, the Company’s Management Committee shall be reconstituted so as to be comprised on five members, including one member appointed by a majority of the Series A stockholders, one member appointed by a majority of the Series Seed stockholders, two independent members and the Company’s Chief Executive Officer.
Redemption
Due to certain deemed liquidation events that are outside of the control of the Company, the Series A Stock and Series Seed Stock are contingently redeemable and presented as temporary equity in the accompanying consolidated balance sheets.
Redeemable Common Stock and Common Stock
Pursuant to the Operating Agreement filed in May 2015, as amended, the Company is authorized to issue a total of 30,000,000 Series A Stock, Series Seed Stock, and common stock. Series Seed Stock and common stockholders do not have the power to take part in the direct management of the Company and have limited voting rights.
In connection with entering into a patent license agreement with Drexel University (Note 8), the Company issued 16,666 common stock during 2015 that include a put option right whereby Drexel may, at their option, request the Company repurchase the common stock held by Drexel upon the earlier of (i) several triggering events associated with insolvency and bankruptcy matters of the Company and (ii) the tenth anniversary of the original issuance of common stock to Drexel. Redemption, if elected by Drexel, is equal to the estimated fair value of common stock at the time of redemption. The shares held by Drexel are classified as temporary equity and presented outside of stockholders’ deficit within the accompanying consolidated balance sheets. Changes in redemption value are recognized at each reporting period and based upon the estimated fair value of the redeemable common stock held by Drexel.
During the years ended December 31, 2020 and 2019, the Company issued 7,512 and 23,841 shares of common stock, respectively, to members of the board of managers as compensation for their services. The Company recorded share-based compensation expense of $0.1 million in general and administrative expense during the year ended December 31, 2020. The Company recorded share-based compensation expense of $0.1 million and $0.3 million in research and development and general and administrative expense, respectively, during the year ended December 31, 2019.
Warrants for Common Stock
Since inception, the Company has granted warrants to purchase common stock at various dates. At December 31, 2020, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in 2016 and 2017	6,431	$4.28	June 2036 to December 2037
Issued in 2018 and 2019	87,716	$4.56	March 2038 to October 2039
Issued in 2019 to Related Party	13,281	$4.56	April 2039
Issued as part of Series A to Related Party	52,680	$7.17	December 2025
	160,108
Reverse Stock Split
In June 2021, the Company effected a one-for-6 reverse stock split of its common stock and convertible preferred stock. No fractional shares were issued in connection with the reverse stock split. Any fractional share resulting from the reverse stock split was rounded down to the nearest whole share, and in lieu of any fractional shares, the Company will pay in cash to the holders of such fractional shares an amount equal to the fair value, as determined by the board of directors, of such fractional shares. All common stock, convertible preferred stock, per share and related information presented in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the reverse stock split.
Convertible Preferred Stock, Redeemable Common Stock and Common Stock
Series A convertible preferred stock and Series Seed convertible preferred stock
In February, March and April 2021, the Company sold 738,445 shares of Series A Stock for $7.168 per share for net proceeds of $5.0 million. The Company also issued 184,597 warrants to purchase common stock at an exercise price of $7.168 to the Series A stockholders as part of the Series A Stock financing. Additionally, the Company issued 24,134 warrants to purchase common stock at an exercise price of $7.168 to placement agents as a part of the Series A Stock financing.
In February 2021, the Company converted $6.1 million of principal and interest related to Senior Convertible Notes into 844,824 shares of Series A Stock at a price of $7.168 per share. In addition, warrants with a fair value of $0.1 million associated with the Senior Convertible Notes were reclassified into additional paid-in capital.
Immediately prior to the completion of the IPO, all of the Company’s preferred stock converted into shares of common stock (see Note 10).
The following is a summary of the rights, preferences, and terms of the Series A Stock and Series Seed Stock (collectively, Convertible Preferred Stock):
Distribution
Series A stockholders shall receive a non-cumulative distribution of 6% per year of the original capital contribution, which shall be payable upon the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (“Dissolution Event”), or the redemption or repurchase of any Series A Stock. Series Seed Stock does not receive a distribution right.
Liquidation
Upon a Dissolution Event, the holders of shares of Series A Stock shall receive the greater of 1.5 times the original issuance price plus any accrued distributions or the amount that such Series A stockholders would receive if the Series A Stock were converted to common stock, prior to any distribution with respect to Series Seed Stock or common stock.
After amounts paid out to the Series A stockholders upon a Dissolution Event, the Series Seed Stock then outstanding shall be entitled to be paid out in accordance with the positive balance in their capital accounts with respect to their Series Seed Stock, after giving effect to all contributions, distributions and allocations with respect to such Series Seed shares for all periods, before any payment shall be made to the holders of common stock.
Conversion Rights
Each share of Convertible Preferred Stock is convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration, into a number of fully paid and nonassessable common stock as determined by dividing the original issue price for the Convertible Preferred Stock by the conversion price for the Convertible Preferred Stock in effect at the time of conversion, except as otherwise defined in the Operating Agreement (the “Operating Agreement”). Notwithstanding the foregoing, in the event of a liquidation, dissolution, or winding up of the Company or acquisition of the majority of the Company’s assets, the Series Seed Stock conversion right will terminate at the close of business on the last full day preceding the date fixed for the first payment of any funds and assets distributable on such event to the shareholders’ holding Series Seed Stock. No fractional common stock will be issued upon conversion of the Convertible Preferred Stock. In lieu of any fractional shares, the Company shall pay cash equal to such fraction multiplied by the fair market value of a common stock as determined in good faith by the Management Committee of the Company.
Voting Rights
In connection with the Company’s issuance of Series A Stock, the Company’s Management Committee shall be reconstituted so as to be comprised on five members, including one member appointed by a majority of the Series A stockholders, one member appointed by a majority of the Series Seed Stock holders, two independent members and the Company’s Chief Executive Officer.
Redemption
Due to certain deemed liquidation events that are outside of the control of the Company, the Series A Stock and Series Seed Stock are contingently redeemable and presented as temporary equity in the accompanying consolidated balance sheets.
Redeemable Common Stock and Common Stock
As a result of the reverse triangular merger (see Note 1), the total number of shares of stock that the Company has authority to issue is 120,000,000 shares, of which 100,000,000 shares are common stock, $0.001 par value per share, 10,000,000 shares are Undesignated Preferred Stock, $0.001 par value per share, 5,000,000 shares of Series Seed Convertible Preferred Stock, $0.001 par value per share and 5,000,000 shares of Series A Convertible Preferred Stock, $0.001 par value per share. Series Seed Stock and common stockholders do not have the power to take part in the direct management of the Company and have limited voting rights.
The Company issued 16,666 shares of common stock to Drexel during 2015 that included a put option right whereby Drexel may, at their option, request the Company repurchase the common stock held by Drexel upon the earlier of (i) several triggering events associated with insolvency and bankruptcy matters of the Company and (ii) the tenth anniversary of the original issuance of common stock to Drexel. Redemption, if elected by Drexel, is equal to the estimated fair value of common stock at the time of redemption. The shares held by Drexel are classified as temporary equity and presented outside of stockholders’ deficit within the accompanying condensed consolidated balance sheets. Changes in redemption value are recognized at each reporting period and based upon the estimated fair value of the redeemable common stock held by Drexel.
During the nine months ended September 30, 2020, the Company issued 7,512 shares of common stock to members of the board of managers as compensation for their services. No common stock was issued during the three months ended September 30, 2020. The Company recorded share-based compensation expense of $0.1 million in general and administrative expense during the nine months ended September 30, 2020. No common stock was granted during the nine months ended September 30, 2021.
Warrants for Common Stock
Since inception, the Company has granted warrants to purchase common stock at various dates. At September 30, 2021, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in 2016 and 2017	6,431	$4.28	June 2036 to December 2037
Issued in 2018 and 2019	87,716	$4.56	March 2038 to October 2039
Issued in 2019 to Related Party	13,281	$4.56	April 2039
Issued as part of Series A to Related Party in 2020	52,680	$7.17	December 2025
Issued as part of the Series A in 2021	208,731	$7.17	February to April 2026
Issued in 2021	111,576	$7.17	August 2026
	480,415